Notes payable - Senior Secured Notes - 2026 (Details) - Senior Secured Notes – 2026 $ in Millions		1 Months Ended	12 Months Ended
	Dec. 15, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Notes payable
Gross proceeds		$ 475.0
Fixed charge coverage ratio	2.5
Consolidated debt to consolidated EBITDA ratio	4
Consolidated secured debt to consolidated EBITDA ratio	3
Interest rate	8.00%
Effective interest rate			8.25%	14.77%
Interest expense			$ 42.2	$ 41.7
Before June 15, 2023
Notes payable
Principal amount of debt redeemed	35.00%
Equity offering period	90 days
Between June 15, 2023 and June 14, 2024
Notes payable
Redemption premium	4.00%
Between June 15, 2024 and June 14, 2025
Notes payable
Redemption premium	2.00%
Maximum
Notes payable
Debt secured	$ 200.0